PRINCIPAL ACCOUNTING POLICIES (Details 7) (Wing On Travel)	Feb. 28, 2012 USD ($)	Feb. 28, 2012 CNY	May 27, 2010 USD ($)	May 27, 2010 CNY
Purchase Price Allocation
Cash and cash equivalents				11,289,928
Restricted cash				10,585,433
Accounts receivable				23,583,536
Amount due from affiliate				455,665
Receivables due from related parties				1,745,930
Prepayments and other current assets				33,194,634
Current assets				80,855,126
Intangible assets				232,183,200
Property, equipment, and software				7,858,060
Long-term deposits				77,438
Investment in affiliate				2,315,208
Non-current assets				242,433,906
Accounts payable				(119,074,454)
Due to related parties				(5,750,730)
Salary and welfare payable				(4,052,475)
Taxes payable				(3,931,719)
Advances from customers				(83,465,919)
Other payables and accruals				(9,732,729)
Current liabilities				(226,008,026)
Other Long-term payables				(113,694)
Deferred tax liabilities, non-current				(38,310,228)
Non-current liabilities				(38,423,922)
Fair value of net assets acquired				58,857,084
Purchase price	9,400,000	60,000,000	68,000,000	453,812,774
Noncontrolling interest				40,338,913
Goodwill				435,294,603
Percentage of noncontrolling interest discount			20.00%	20.00%